SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
On February 20, 2018, the Company announced the closing of its revised revolving credit facility with its bank syndicate. The Company now has access to a $175 million revolving credit facility which includes a $25 million accordion feature, for total access of $200 million in capital. The revised facility matures on July 19, 2021. This facility is structured on the strength of Tahoe’s gold business alone, and access to the facility does not rely on the operation of Escobal.   Scotiabank and HSBC are the co-leads for the facility, with Scotiabank acting as the administrative agent. The facility bears interest on a sliding scale of LIBOR plus between 2.25% to 3.25% or a base rate plus 1.25% to 2.25%, which is determined based upon the Company's consolidated net leverage ratio. Standby fees for the undrawn portion of the facility are also on a similar sliding scale basis of between 0.5063% and 0.7313%.

On February 20, 2018 the $35.0 million credit facility was repaid using cash from operations as a condition of closing the Second Amended and Restated Credit Facility.